Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Post employment benefits
Defined contribution plans	€ 197	€ 204	€ 180
Defined benefit plans	(29)	31	46
Total amount charged to income statement	€ 168	€ 235	€ 226